Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax And Social Contribution
Schedule of recoverable income tax and social contribution

	2024	2023

Recoverable income tax and social contribution	326,256	713,279

Income tax	200,802	429,461
Social contribution	125,454	283,818

Current portion	(111,376)	(494,382)
Non-current portion	214,880	218,897

Schedule of income tax and social contribution payable

	2024	2023

Income tax and social contribution payable	46,610	64,407
Social contribution	46,610	64,407

Current portion	(46,610)	(64,407)

Schedule of deferred taxes assets and liabilities

	2024	2023

Tax loss carryforwards and negative basis of social contribution	12,132	201,227
Temporary differences:
Provision for legal and administrative proceedings	536,550	499,603
Provision for expected credit losses	257,645	242,160
Taxes with suspended enforceability(i)	1,230,521	948,808
Derivative financial instruments	(274,140)	(236,259)
Capitalized interest - 4G and 5G	(246,621)	(281,721)
Adjustments related to IFRS 16 (ii)	730,015	675,817
Accelerated depreciation (iii)	(990,374)	(891,051)
Fair value adjustment I–Systems (former FiberCo) (iv)	(249,477)	(249,477)
Impairment loss (v)	269,172	378,601
Amortized goodwill – Cozani	(388,245)	(231,894)
Other assets	287,234	306,936
Other liabilities	(92,779)	(105,256)
	1,081,633	1,257,494

Deferred tax asset	3,323,269	3,205,814
Deferred tax liability	(2,241,636)	(1,948,320)

(i)	Mainly represented by the Fistel fee (TFF) for the financial years 2020, 2021, 2022, 2023 and 2024 of TIM S.A. and the TFF of Cozani's 2022 financial year. The TFFs for the years 2020, 2021, 2022, 2023 and 2024 of TIM S.A. and 2022 of Cozani had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See Note 22 for details.
(ii)	Represents the addition of new lease contracts. The temporary difference of the IFRS 16 contracts is due to the difference in the timing of recognition of the accounting (interest and depreciation) and tax expense (provision of service), under the terms of the current legislation.

(iii)	In the first quarter of 2020, TIM S.A. started excluding the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017.

(iv)	Refers to deferred charges on the adjustment at fair value of the non-controlling interest calculated in the sale of Fiber Co (currently I-Systems), which took place in November 2021, from TIM S.A. to IHS Fiber Brasil - Cessão de Infraestruturas Ltda (see Note 14).

(v)	Represents the deferred charges recorded by the Company, in connection with the impairment of tangible assets recognized by Cozani prior to its acquisition in April 2022.

Schedule of income tax and social contribution

	2024	2023	2022
Current income tax and social contribution taxes
Income tax for the year	(426,340)	(248,792)	(247,492)
Social contribution for the year	(200,270)	(67,190)	(85,452)
Tax incentive – SUDENE/SUDAM(i)	333,359	235,753	157,254
	(293,251)	(80,229)	(175,690)
Deferred income tax and social contribution
Deferred income tax	(159,994)	(180,709)	95,583
Deferred social contribution	(15,337)	(85,673)	29,954
	(175,331)	(266,382)	125,537
	(468,582)	(346,611)	(50,153)

Schedule of income tax and social contribution expenses reconciliation

	2024	2023	2022

Profit before income tax and social contribution	3,622,463	3,184,033	1,720,908
Combined tax rate	34%	34%	34%
Income tax and social contribution at the combined statutory rates	(1,231,637)	(1,082,571)	(585,109)

(Additions) / exclusions:

Equity in earnings	(28,059)	(30,364)	(20,939)
Non-taxable revenues	12,848	16,573	152,277
Non-deductible expenses	(60,670)	(25,069)	(120,682)
Tax incentive – SUDENE/SUDAM(i)	333,359	235,753	157,254
Tax benefit related to interest on shareholders’ equity	493,000	544,000	476,000
Tax losses and temporary differences not recognized	-	-	(129,954)
Other	12,577	(4,933)	21,000
	763,055	735,960	534,956
Income tax and social contribution expense	(468,582)	(346,611)	(50,153)
Effective rate	12.94%	10.89%	2.91%

(i)	As mentioned in Note 26 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. The Company has tax benefits that fall under these rules.